Allowance for Loan Losses - Changes in the Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 13,679	$ 13,134	$ 13,305
Charge-offs	(776)	(903)	(942)
Recoveries	829	668	771
Provision (Credit)	1,035	780
Ending Balance	14,767	13,679	13,134
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	1,747	1,562	2,018
Charge-offs	(114)	(249)	(11)
Recoveries	86	169	372
Provision (Credit)	500	265	(817)
Ending Balance	2,219	1,747	1,562
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	1,962	2,043	2,171
Charge-offs	(161)	(193)	(328)
Recoveries	289	158	69
Provision (Credit)	451	(46)	131
Ending Balance	2,541	1,962	2,043
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	5,803	5,307	4,606
Charge-offs		(153)	(38)
Recoveries	102	28	46
Provision (Credit)	679	621	693
Ending Balance	6,584	5,803	5,307
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	1,531	1,910	3,089
Charge-offs	(294)	(105)	(400)
Recoveries	259	208	194
Provision (Credit)	86	(482)	(973)
Ending Balance	1,582	1,531	1,910
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	1,046	834	420
Charge-offs	(24)
Recoveries	3		44
Provision (Credit)	225	212	370
Ending Balance	1,250	1,046	834
Farm Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	397	430	442
Recoveries	5	5	3
Provision (Credit)	(58)	(38)	(15)
Ending Balance	344	397	430
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	284	290	314
Charge-offs	(183)	(203)	(165)
Recoveries	85	100	43
Provision (Credit)	61	97	98
Ending Balance	247	284	290
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	909	758	245
Provision (Credit)	$ (909)	151	513
Ending Balance		$ 909	$ 758